Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: April 10, 2020

Payment Date	4/15/2020
Collection Period Start	3/1/2020
Collection Period End	3/31/2020
Interest Period Start	3/16/2020
Interest Period End	4/14/2020

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$295,822,447.41	$32,275,761.10	$263,546,686.31	0.642797	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$873,352,447.41	$32,275,761.10	$841,076,686.31

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$893,349,246.64	$860,391,526.55	0.688313
YSOC Amount	$16,932,964.18	$16,251,005.19
Adjusted Pool Balance	$876,416,282.46	$844,140,521.36
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$295,822,447.41	2.58000%	30/360	$636,018.26
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$873,352,447.41			$1,864,689.25

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$893,349,246.64	$860,391,526.55
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$876,416,282.46	$844,140,521.36
Number of Receivable Outstanding	56,803	55,834
Weight Average Contract Rate	4.43%	4.42%
Weighted Average Remaining Term (months)	48	47

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,152,038.32
Principal Collections	$32,740,300.76
Liquidation Proceeds	$61,824.00
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,954,163.08
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,954,163.08

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$744,457.71	$744,457.71	$—	$—	$35,209,705.37
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,209,705.37
Interest - Class A-2 Notes	$636,018.26	$636,018.26	$—	$—	$34,573,687.11
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$33,716,103.78
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$33,450,247.78
First Allocation of Principal	$—	$—	$—	$—	$33,450,247.78
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$33,407,950.78
Second Allocation of Principal	$4,691,926.05	$4,691,926.05	$—	$—	$28,716,024.73
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$28,685,783.40
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,425,783.40
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,393,090.07
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,133,090.07
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,133,090.07
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,069,255.02
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,069,255.02
Remaining Funds to Certificates	$1,069,255.02	$1,069,255.02	$—	$—	$—
Total	$35,954,163.08	$35,954,163.08	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$16,932,964.18
Increase/(Decrease)	$(681,958.99)
Ending YSOC Amount	$16,251,005.19

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$876,416,282.46	$844,140,521.36
Note Balance	$873,352,447.41	$841,076,686.31
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	27	$217,419.33
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	51	$61,824.00
Monthly Net Losses (Liquidation Proceeds)			$155,595.33
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.15%
Current Collection Period			0.21%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$1,176,157.81
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	109	$1,840,728.19
60-89 Days Delinquent	0.06%	24	$507,969.12
90-119 Days Delinquent	0.01%	5	$107,706.07
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	138	$2,456,403.38

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$69,154.96
Total Repossessed Inventory	13	$218,896.45

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	29	$615,675.19
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.06%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.08%
Current Collection Period		0.07%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No